Insurance Claim Reserves (details) - Reserve Detail for Claims and Claim Adjustment Expenses - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of beginning and ending reserve balances for claims and claim adjustment expenses [Roll Forward]
Claims and claim adjustment expense reserves at beginning of year	$ 47,949
Claims and claim adjustment expense reserves at end of period	48,320
Property casualty [Member]
Reconciliation of beginning and ending reserve balances for claims and claim adjustment expenses [Roll Forward]
Claims and claim adjustment expense reserves at beginning of year	47,929	$ 48,272
Reinsurance recoverables on unpaid losses	7,981	8,449
Net reserves at beginning of year	39,948	39,823
Estimated claims and claim adjustment expenses for claims arising in the current year	4,126	3,843
Estimated decrease in claims and claim adjustment expenses for claims arising in prior years	(50)	(149)
Total increases	4,076	3,694
Claims and claim adjustment expense payments for claims arising in current year	887	789
Claims and claim adjustment expense payments for claims arising in prior years	2,812	2,563
Total payments	3,699	3,352
Unrealized foreign exchange loss	34	102
Net reserves at end of period	40,359	40,267
Reinsurance recoverables on unpaid losses	7,942	8,351
Claims and claim adjustment expense reserves at end of period	48,301	$ 48,618
Accident and health [Member]
Reconciliation of beginning and ending reserve balances for claims and claim adjustment expenses [Roll Forward]
Claims and claim adjustment expense reserves at beginning of year	20
Claims and claim adjustment expense reserves at end of period	$ 19